Fair Value Measurement - Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	$ 0	$ 2
Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	8
Commodity Derivative | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	42	156
Commodity Derivative | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	5	19
Commodity Derivative | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(91)	(69)
Commodity Derivative | Long-Term Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(1)	(12)
Level 1 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	2
Level 1 | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	8
Level 1 | Commodity Derivative | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	5	23
Level 1 | Commodity Derivative | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	3
Level 1 | Commodity Derivative | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(11)	(16)
Level 1 | Commodity Derivative | Long-Term Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(1)	(1)
Level 2 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	0
Level 2 | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	0
Level 2 | Commodity Derivative | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	28	98
Level 2 | Commodity Derivative | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	12
Level 2 | Commodity Derivative | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(57)	(30)
Level 2 | Commodity Derivative | Long-Term Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	0	(5)
Level 3 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	0
Level 3 | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	0	0
Level 3 | Commodity Derivative | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	9	35
Level 3 | Commodity Derivative | Long-Term Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	5	4
Level 3 | Commodity Derivative | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	(23)	(23)
Level 3 | Commodity Derivative | Long-Term Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity derivatives	$ 0	$ (6)